Share-based awards and other equity instruments - Narrative (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2016 EUR (€) shares	Jun. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares	Nov. 30, 2016 shares	Nov. 06, 2016	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)				20,693,398	17,108,574	902	722
Granted (in shares)				4,944,430	10,561,001	221
Common stock, conversion ratio						0.001	0.001
Exercised (in share)				531,410	1,093,428	39
One-time modification charge due to classification of awards from equity to liability accounting treatment | €			€ 7,300,000
Contribution from Parent | €		€ 62,500,000		€ 122,307,000	€ 122,307,000
Share-based compensation | €		43,700,000		20,700,000	16,000,000	€ 53,700,000
Loans receivable from shareholders | €		7,100,000
Ownership percentage by parent						68.30%
Reclassification of option liability to reserves | €	€ 4,200,000					€ 4,893,000
Proceeds from exercise of option awards | €	€ 700,000			161,000	42,000	686,000
Intrinsic value of shares exercised | €				€ 2,855,000	14,860,000
Number of options subject to liability accounting (in shares)				0
Income tax benefit related to share-based compensation expense | €				€ 0	0	0
Capitalized share-based compensation cost | €				0	€ 85,000	€ 318,000
Unrecognized share-based compensation expense | €				€ 27,000,000
Unrecognized share-based compensation expense, period for recognition				1 year 10 months
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price for majority of options (in EUR per share) | € / shares				€ 1	€ 1	€ 1	€ 1	€ 1
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				1 year	2 years	2 years	2 years	1 year
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				3 years	3 years	3 years	3 years	3 years
Trivago amended option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)											887
Number of replacement awards at acquisition (in shares)											858
Reclassification of option liability to reserves | €						€ 4,900,000
Trivago amended option plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price for majority of options (in EUR per share) | € / shares						€ 1
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant						34,711,009
Number of supervisory board in plan administration committee						2
Share-based payment award, term						10 years
Number of shares awarded (in shares)				5,002,236.000000		0
2016 Omnibus Incentive Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term						10 years
2016 Omnibus Incentive Plan | Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term					10 years
Expedia | Principal owner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Related party payable | €		€ 7,100,000
Expedia
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage by parent		63.50%		59.50%					96.30%	63.50%
Class A Common Stock | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						146	77
Exercised (in share)	38		484
Number of options subject to liability accounting (in shares)									93
Class B Common Stock | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						74,580	62,178
Number of options subject to liability accounting (in shares)									6